Basic and Diluted Net Loss Per Share - Schedule of Securites Not Included in Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Securites Not Included in Computation of Diluted Net Loss Per Share [Line Items]
Computation of diluted net loss per share	31,055,110	29,395,579	27,234,182
Outstanding share options [Member]
Schedule of Securites Not Included in Computation of Diluted Net Loss Per Share [Line Items]
Computation of diluted net loss per share	14,449,650	10,520,774	8,237,794
Unvested RSUs [Member]
Schedule of Securites Not Included in Computation of Diluted Net Loss Per Share [Line Items]
Computation of diluted net loss per share	857,899	813,268	924,867
Warrants [Member]
Schedule of Securites Not Included in Computation of Diluted Net Loss Per Share [Line Items]
Computation of diluted net loss per share	15,747,561	18,061,537	18,071,521